SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN LOUISIANA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

NUVEEN TENNESSEE MUNICIPAL BOND FUND

NUVEEN KANSAS MUNICIPAL BOND FUND

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MICHIGAN MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

NUVEEN OHIO MUNICIPAL BOND FUND

NUVEEN WISCONSIN MUNICIPAL BOND FUND

NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN FLORIDA PREFERENCE MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

The following sentence is added to the first paragraph of the section “Purchase and Redemption of Fund Shares”:

The Funds are generally not a suitable investment for individuals investing through retirement plans.

In the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares,” the last two bullet points are hereby deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUNI1-0211P